Term deposits and cash and cash equivalents - Additional Information (Details) - CNY (¥) ¥ in Millions	Jun. 30, 2026	Dec. 31, 2025
Cash and cash equivalents [abstract]
Restricted cash held at banks	¥ 8	¥ 15